Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses And Other Current Assets
NOTE 4:- PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of the following:

	December 31,
	2020	2019
Government authorities	$1,618	$946
Prepaid expenses	461	426
Short-term deposits	118	337
Other	1,090	209

	$3,287	$1,918